Restructuring Costs	12 Months Ended
Dec. 31, 2021
Restructuring Costs
Restructuring Costs
16.	Restructuring Costs

On March 9, 2021, the Company announced a restructuring of HuffPost, including employee terminations, in order to efficiently integrate the HuffPost Acquisition and establish an efficient cost structure. The Company incurred approximately $3.6 million in severance costs related to the restructuring, of which $3.2 million were included in cost of revenue, excluding depreciation and amortization, $0.3 million were included in sales and marketing, and $0.1 million were included in research and development.

For the year ended December 31, 2019, the Company incurred $9.6 million in restructuring costs, of which $4.4 million were included in cost of revenue, excluding depreciation and amortization, $2.2 million were included in general and administrative, $1.6 million were included in sales and marketing, and $1.4 million were included in research and development.

At December 31, 2021 and 2020, there were no liabilities related to restructuring.